Document and Entity Information	12 Months Ended
Feb. 28, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Oct. 31, 2011
Registrant Name	BlackRock Global Dynamic Equity Fund
Central Index Key	0001324285
Amendment Flag	false
Document Creation Date	Aug. 14, 2012
Document Effective Date	Aug. 14, 2012
Prospectus Date	Feb. 28, 2012